Liabilities Subject to Compromise - Schedule of Export Credit Facility Agreements (Detail) - Export Credit Facilities [Member] - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
FINNVERA [Member]
Aggregate amount of export credit facility	R$ 389	R$ 389
FINNVERA [Member] | Telemar
Aggregate amount of export credit facility	1,465	1,465
ONDD [Member]
Aggregate amount of export credit facility	388	388
ONDD [Member] | Telemar
Aggregate amount of export credit facility	367	367
China Development Bank [Member] | Telemar
Aggregate amount of export credit facility	2,272	2,272
Export Development Canada [Member] | Telemar
Aggregate amount of export credit facility	478	478
Nordic Development Bank [Member] | Telemar
Aggregate amount of export credit facility	R$ 100	R$ 100